As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.53%

	COMMERCIAL SERVICES: 1.14%
	Advertising/Marketing Services: 0.29%
45,000	Valueclick, Inc. (a)	$460,350
	Commercial Printing/Forms: 0.23%
25,000	Deluxe Corp.	359,750
	Miscellaneous Commercial Services: 0.48%
100,000	Kratos Defense & Security Solutions, Inc. (a)	197,000
125,000	Onvia.com, Inc. (a) (c)	555,000
		752,000
	Personnel Services: 0.14%
5,200	Manpower, Inc.	224,432
	Total Commercial Services (Cost $1,707,221)	1,796,532

	COMMUNICATIONS: 0.41%
	Major Telecommunications: 0.41%
20,000	Verizon Communications, Inc.	641,800
	Total Communications (Cost $646,437)	641,800

	CONSUMER DURABLES: 6.76%
	Automotive Aftermarket: 0.42%
23,000	Cooper Tire & Rubber Co.	197,800
30,000	Goodyear Tire & Rubber Co. (a)	459,300
		657,100
	Electronics/Appliances: 0.58%
76,100	Global-Tech Appliances, Inc. (a) (b)	211,558
10,000	Helen of Troy Ltd. (a) (b)	227,700
6,000	Whirlpool Corp. (c)	475,740
		914,998
	Home Furnishings: 0.16%
33,896	Dixie Group, Inc. (a)	249,136
	Homebuilding: 2.62%
20,000	Cavco Industries, Inc. (a)	723,000
43,000	D.R. Horton, Inc.	559,860
45,000	Hovnanian Enterprises, Inc. (a)	359,550
20,000	KB Home (c)	393,600
12,000	M.D.C. Holdings, Inc.	439,080
40,000	Pulte Homes, Inc.	558,800
15,000	Ryland Group, Inc.	397,800
28,000	Toll Brothers, Inc. (a)	706,440
		4,138,130
	Motor Vehicles: 0.68%
15,000	Daimler AG (b) (c)	757,500
60,000	Ford Motor Co. (a) (c)	312,000
		1,069,500
	Recreational Products: 2.30%
30,000	Callaway Golf Co.	422,100
25,000	Hasbro, Inc.	868,000
20,000	JAKKS Pacific, Inc. (a)	498,200
55,000	Mattel, Inc.	992,200
70,000	THQ, Inc. (a)	842,800
		3,623,300

	Total Consumer Durables (Cost $10,763,131)	10,652,164

	CONSUMER NON-DURABLES: 3.69%
	Apparel/Footwear: 1.36%
40,000	Delta Apparel, Inc. (a)	334,000
120,000	Hartmarx Corp. (a)	224,400
10,000	Oxford Industries, Inc.	258,300
80,000	Quiksilver, Inc. (a)	459,200
21,000	Steven Madden, Ltd. (a)	520,380
20,000	Timberland Co. - Class A (a)	347,400
		2,143,680
	Food: Major Diversified: 0.49%
6,920	Kraft Foods, Inc. - Class A	226,630
43,000	Sara Lee Corp.	543,090
		769,720
	Tobacco: 1.84%
90,000	Alliance One International, Inc. (a)	342,000
10,000	Altria Group, Inc.	198,400
10,000	Philip Morris International Inc.	481,000
25,000	Reynolds American, Inc.	1,215,500
10,000	UST, Inc.	665,400
		2,902,300

	Total Consumer Non-Durables (Cost $4,933,491)	5,815,700

	CONSUMER SERVICES: 2.27%
	Casinos/Gaming: 0.16%
15,000	International Game Technology	257,700
	Hotels/Resorts/Cruiselines: 0.27%
12,000	Carnival Corp. (b)	424,200
	Media Conglomerates: 0.78%
40,000	Walt Disney Co.	1,227,600
	Other Consumer Services: 0.58%
40,000	H & R Block, Inc.	910,000
	Restaurants: 0.48%
25,000	Landry's Restaurants, Inc. (c)	388,750
25,000	Starbucks Corp. (a)	371,750
		760,500

	Total Consumer Services (Cost $3,819,320)	3,580,000

	DISTRIBUTION SERVICES: 2.64%
	Electronics Distributors: 1.42%
30,000	Avnet, Inc. (a)	738,900
84,000	Brightpoint, Inc. (a)	604,800
40,000	GTSI Corp. (a)	250,800
75,000	Nu Horizons Electronics Corp. (a)	300,000
45,000	Wayside Technology Group, Inc.	338,400
		2,232,900
	Medical Distributors: 1.09%
32,000	McKesson Corp.	1,721,920
	Wholesale Distributors: 0.13%
100,000	Huttig Building Products, Inc. (a)	209,000

	Total Distribution Services (Cost $3,943,156)	4,163,820

	ELECTRONIC TECHNOLOGY: 23.06%
	Aerospace & Defense: 6.00%
24,100	AAR Corp. (a)	399,819
67,500	Allied Defense Group, Inc. (a) (c)	414,450
6,000	American Science and Engineering, Inc.	358,380
22,500	BE Aerospace, Inc. (a)	356,175
15,500	Boeing Co.	888,925
40,000	Ducommun, Inc. (a)	955,200
50,000	Kaman Corp. - Class A	1,424,000
74,300	LMI Aerospace, Inc. (a)	1,494,173
16,000	Lockheed Martin Corp.	1,754,720
15,000	Raytheon Co.	802,650
75,000	SIFCO Industries, Inc. (a)	600,000
		9,448,492
	Computer Communications: 1.12%
17,000	Cisco Systems, Inc. (a)	383,520
66,600	Digi International, Inc. (a)	679,320
120,000	Network Equipment Technologies, Inc. (a) (c)	410,400
89,568	Soapstone Networks, Inc. (a)	300,053
		1,773,293
	Computer Components & Software: 0.59%
20,000	Hewlett Packard Co.	924,800
	Computer Peripherals: 1.55%
120,000	Dataram Corp.	214,800
25,000	Electronics for Imaging, Inc. (a)	348,250
155,000	Peerless Systems Corp. (a)	279,000
35,000	Seagate Technology (b)	424,200
55,000	Western Digital Corp. (a)	1,172,600
		2,438,850
	Computer Processing Hardware: 0.58%
8,000	Apple Inc. (a)	909,280
	Electronic Components: 1.28%
370,000	Alliance Fiber Optic Products, Inc. (a) (c)	362,600
45,000	AVX Corp.	458,550
55,000	Flextronics International Ltd. (a) (b)	389,400
143,750	Orbit International Corp. (a)	539,062
40,000	Vishay Intertechnology, Inc. (a)	264,800
		2,014,412
	Electronic Equipment/Instruments: 1.62%
137,000	ActivIdentity Corp. (a)	310,990
53,544	AU Optronics Corp. - ADR (c)	608,260
26,650	Cogent Inc. (a) (c)	272,363
41,700	Frequency Electronics, Inc.	173,889
30,000	Nam Tai Electronics, Inc. (b)	245,100
40,000	OSI Systems, Inc. (a)	940,400
		2,551,002
	Electronic Production Equipment: 2.93%
130,000	Aetrium, Inc. (a) (c)	388,700
40,000	Cohu, Inc.	632,800
29,500	Lam Research Corp. (a)	928,955
60,000	Mattson Technology, Inc. (a)	283,800
20,000	Novellus Systems, Inc. (a) (c)	392,800
60,000	Trio-Tech International	218,400
35,976	Ultratech, Inc. (a)	435,310
38,750	Varian Semiconductor Equipment Associates, Inc. (a)	973,400
25,000	Veeco Instruments, Inc. (a) (c)	370,250
		4,624,415
	Semiconductors: 4.99%
37,500	Applied Micro Circuits Corp. (a)	224,250
75,000	Ceva, Inc. (a)	622,500
30,000	Cypress Semiconductor Corp. (a)	156,600
76,000	Diodes, Inc. (a)	1,402,200
40,000	Exar Corp. (a) (c)	306,400
45,000	Integrated Device Technology, Inc. (a)	350,100
95,000	Integrated Silicon Solutions, Inc. (a)	219,450
35,000	Intel Corp.	655,550
35,000	National Semiconductor Corp.	602,350
75,000	NVIDIA Corp. (a)	803,250
70,000	Pericom Semiconductor Corp. (a)	735,000
100,000	Silicon Storage Technology, Inc. (a)	326,000
57,219	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	536,142
25,000	Texas Instruments, Inc.	537,500
80,000	TriQuint Semiconductor, Inc. (a)	383,200
		7,860,492
	Telecommunications Equipment: 2.40%
84,500	Captaris, Inc. (a)	389,545
350,000	Clearfield, Inc. (a)	406,000
65,000	Communications Systems, Inc.	691,600
45,000	Corning, Inc.	703,800
40,000	Nokia Corp. - ADR	746,000
18,000	Polycom, Inc. (a)	416,340
105,000	Tellabs, Inc. (a)	426,300
		3,779,585

	Total Electronic Technology (Cost $32,485,959)	36,324,621

	ENERGY MINERALS: 7.71%
	Integrated Oil: 2.53%
11,000	Chevron Corp.	907,280
10,000	ConocoPhillips	732,500
10,000	Exxon Mobil Corp.	776,600
39,500	Marathon Oil Corp.	1,574,865
		3,991,245
	Oil & Gas Production: 3.54%
20,000	Anadarko Petroleum Corp.	970,200
10,000	Apache Corp.	1,042,800
20,000	Chesapeake Energy Corp.	717,200
9,000	Devon Energy Corp.	820,800
11,000	Noble Energy, Inc.	611,490
20,000	Occidental Petroleum Corp.	1,409,000
		5,571,490
	Oil Refining/Marketing: 1.64%
26,150	Holly Corp.	756,258
37,500	Tesoro Petroleum Corp. (c)	618,375
40,000	Valero Energy Corp.	1,212,000
		2,586,633

	Total Energy Minerals (Cost $5,883,745)	12,149,368

	FINANCE: 7.32%
	Finance/Rental/Leasing: 0.13%
25,000	Advanta Corp. - Class B	205,750
	Financial Conglomerates: 0.64%
19,000	Citigroup Inc.	389,690
13,200	JPMorgan Chase & Co.	616,440
		1,006,130
	Life/Health Insurance: 1.10%
2,500	National Western Life Insurance Co. - Class A	605,175
45,000	Unum Group	1,129,500
		1,734,675
	Major Banks: 1.52%
20,000	Bank of America Corp.	700,000
15,000	Barclays PLC - ADR	370,500
19,000	BB&T Corp.	718,200
85,000	National City Corp. (c)	148,750
10,000	SunTrust Banks, Inc.	449,900
		2,387,350
	Multi-Line Insurance: 0.26%
10,000	Hartford Financial Services Group, Inc.	409,900
	Property/Casualty Insurance: 1.82%
20,000	Allstate Corp.	922,400
15,000	Endurance Specialty Holdings Ltd. (b)	463,800
37,000	Old Republic International Corp.	471,750
20,000	Travelers Companies, Inc.	904,000
6,000	XL Capital Ltd. - Class A (b)	107,640
		2,869,590
	Real Estate Investment Trusts: 0.71%
65,000	Capstead Mortgage Corp.	711,750
60,000	HRPT Properties Trust	413,400
		1,125,150
	Regional Banks: 0.93%
20,000	Citizens Republic Bancorp, Inc.	61,600
55,000	City Bank (c)	858,000
30,000	TCF Financial Corp.	540,000
		1,459,600
	Savings Banks: 0.21%
16,000	FirstFed Financial Corp. (a) (c)	125,440
29,524	PVF Capital Corp.	122,525
21,000	Sovereign Bancorp, Inc. (c)	82,950
		330,915

	Total Finance (Cost $11,344,324)	11,529,060

	HEALTH SERVICES: 3.04%
	Hospital/Nursing Management: 0.69%
60,000	Res-Care, Inc. (a)	1,088,400
	Managed Health Care: 2.01%
35,000	Aetna, Inc.	1,263,850
25,000	Humana, Inc. (a)	1,030,000
34,667	UnitedHealth Group, Inc.	880,195
		3,174,045
	Medical/Nursing Services: 0.10%
78,214	American Shared Hospital Services (a)	150,171
	Services to the Health Industry: 0.24%
151,100	HealthStream, Inc. (a)	370,195

	Total Health Services (Cost $2,906,514)	4,782,811

	HEALTH TECHNOLOGY: 6.04%
	Biotechnology: 0.27%
32,000	ViroPharma Incorporated (a)	419,840
	Medical Specialties: 1.81%
25,000	Baxter International, Inc.	1,640,750
17,000	Palomar Medical Technologies, Inc. (a) (c)	228,820
15,074	Utah Medical Products, Inc.	415,289
75,000	Vascular Solutions, Inc. (a)	561,750
		2,846,609
	Pharmaceuticals: Generic: 0.14%
20,000	Mylan Laboratories, Inc. (a) (c)	228,400
	Pharmaceuticals: Major: 3.36%
17,500	Abbott Laboratories	1,007,650
25,000	Bristol-Myers Squibb Co.	521,250
11,000	Eli Lilly & Co.	484,330
6,000	GlaxoSmithKline plc - ADR	260,760
18,500	Johnson & Johnson	1,281,680
17,000	Merck & Co., Inc.	536,520
25,000	Pfizer, Inc.	461,000
20,000	Wyeth	738,800
		5,291,990
	Pharmaceuticals: Other: 0.46%
12,000	Forest Laboratories, Inc. (a)	339,360
40,000	King Pharmaceuticals, Inc. (a)	383,200
		722,560

	Total Health Technology (Cost $8,646,845)	9,509,399

	INDUSTRIAL SERVICES: 4.43%
	Contract Drilling: 2.29%
100,000	Grey Wolf, Inc. (a)	778,000
33,000	Nabors Industries Ltd. (a) (b)	822,360
19,000	Patterson-UTI Energy, Inc.	380,380
10,000	Rowan Companies, Inc.	305,500
12,000	Transocean Inc. (a) (b)	1,318,080
		3,604,320
	Engineering & Construction: 0.16%
10,000	Perini Corp. (a)	257,900
	Environmental Services: 0.39%
22,000	American Ecology Corp.	608,740
	Oilfield Services/Equipment: 1.59%
20,000	Bristow Group, Inc. (a) (c)	676,800
45,000	Key Energy Services, Inc. (a)	522,000
24,500	Oceaneering International, Inc. (a)	1,306,340
		2,505,140

	Total Industrial Services (Cost $4,217,862)	6,976,100

	NON-ENERGY MINERALS: 2.57%
	Aluminum: 0.43%
30,000	Alcoa, Inc.	677,400
	Construction Materials: 0.79%
7,500	Ameron International Corp.	537,375
30,000	Ready Mix, Inc. (a)	105,000
62,500	Rock of Ages Corp. (a)	119,375
440,000	Smith-Midland Corp. (a)	484,000
		1,245,750
	Other Metals/Minerals: 0.50%
15,000	BHP Billiton Ltd. - ADR (c)	779,850
	Precious Metals: 0.59%
10,720	Freeport-McMoRan Copper & Gold, Inc.	609,432
55,000	Stillwater Mining Co. (a) (c)	319,550
		928,982
	Steel: 0.26%
5,333	United States Steel Corp.	413,894

	Total Non-Energy Minerals (Cost $4,193,893)	4,045,876

	PROCESS INDUSTRIES: 3.75%
	Agricultural Commodities/Milling: 0.59%
42,500	Archer-Daniels-Midland Co.	931,175
	Chemicals: Agricultural: 0.43%
10,000	Mosaic Co.	680,200
	Chemicals: Major Diversified: 0.69%
15,000	Dow Chemical Co.	476,700
15,000	E.I. Du Pont de Nemours and Co.	604,500
		1,081,200
	Chemicals: Specialty: 0.29%
20,000	OM Group, Inc. (a)	450,000
	Industrial Specialties: 0.86%
57,700	American Biltrite, Inc. (a)	282,441
55,000	Olin Corp.	1,067,000
		1,349,441
	Pulp & Paper: 0.28%
17,000	International Paper Co.	445,060
	Textiles: 0.61%
200,000	Unifi, Inc. (a)	968,000

	Total Process Industries (Cost $4,717,811)	5,905,076

	PRODUCER MANUFACTURING: 3.84%
	Auto Parts: O.E.M.: 0.67%
35,000	ArvinMeritor, Inc.	456,400
7,000	Eaton Corp.	393,260
20,000	Lear Corp. (a)	210,000
		1,059,660
	Electrical Products: 0.69%
8,228	Sunpower Corp. (a)	568,145
56,500	Technology Research Corp.	132,775
355,000	TII Network Technologies, Inc. (a)	376,300
		1,077,220
	Industrial Conglomerates: 0.24%
15,000	General Electric Co.	382,500
	Miscellaneous Manufacturing: 0.54%
76,200	O.I. Corp.	853,440
	Office Equipment/Supplies: 0.39%
35,000	McRae Industries, Inc. - Class A	610,750
	Trucks/Construction/Farm Machinery: 1.31%
7,700	Joy Global, Inc.	347,578
10,000	Navistar International Corp. (a)	541,800
26,000	Tata Motors Ltd. - ADR (c)	199,160
9,000	Terex Corp. (a)	274,680
27,000	Trinity Industries, Inc. (c)	694,710
		2,057,928

	Total Producer Manufacturing (Cost $5,810,350)	6,041,498

	RETAIL TRADE: 3.91%
	Apparel/Footwear Retail: 1.55%
15,000	Abercrombie & Fitch Co. - Class A	591,750
75,000	American Eagle Outfitters, Inc.	1,143,750
20,000	AnnTaylor Stores Corp. (a)	412,800
10,000	Nordstrom, Inc.	288,200
		2,436,500
	Department Stores: 0.51%
24,000	J.C. Penney Company, Inc.	800,160
	Discount Stores: 0.31%
10,000	Target Corp.	490,500
	Food Retail: 0.22%
16,000	Supervalu, Inc.	347,200
	Home Improvement Chains: 0.33%
20,000	Home Depot, Inc.	517,800
	Specialty Stores: 0.99%
25,756	AutoNation, Inc. (a) (c)	289,497
15,000	Bed Bath & Beyond, Inc. (a)	471,150
20,000	Jo-Ann Stores, Inc. - Class B (a)	419,600
24,000	Williams-Sonoma, Inc. (c)	388,320
		1,568,567

	Total Retail Trade (Cost $4,891,270)	6,160,727

	TECHNOLOGY SERVICES: 5.67%
	Data Processing Services: 0.00%
10	Axion International Holdings, Inc. (a)	11

	Information Technology Services: 1.18%
170,500	American Software, Inc. - Class A	929,225
8,000	International Business Machines Corp.	935,680
		1,864,905
	Internet Software/Services: 2.44%
135,000	AsiaInfo Holdings, Inc. (a)	1,239,300
110,000	Edgewater Technology, Inc. (a)	534,600
90,000	Keynote Systems, Inc. (a)	1,192,500
70,000	RealNetworks, Inc. (a)	355,600
55,000	SonicWALL, Inc. (a)	288,200
25,000	United Online, Inc.	235,250
		3,845,450
	Packaged Software: 2.05%
130,000	Compuware Corp. (a)	1,259,700
30,000	Microsoft Corp.	800,700
75,000	Novell, Inc. (a)	385,500
40,000	Symantec Corp. (a)	783,200
		3,229,100

	Total Technology Services (Cost $7,311,991)	8,939,466

	TRANSPORTATION: 8.28%
	Airlines: 0.54%
22,000	Air France - ADR	504,020
17,000	Alaska Air Group, Inc. (a)	346,630
		850,650
	Marine Shipping: 4.33%
20,000	Dryships, Inc. (b)	709,800
16,000	Frontline Ltd. (b) (c)	769,120
15,000	General Maritime Corp. (b) (c)	292,200
20,000	Nordic American Tanker Shipping Ltd. (b)	641,200
15,000	Overseas Shipholding Group, Inc. (c)	874,650
23,000	Teekay Shipping Corp. (b)	606,740
26,000	Tidewater, Inc.	1,439,360
50,000	Tsakos Energy Navigation Ltd. (b)	1,483,000
		6,816,070
	Railroads: 2.90%
30,000	CSX Corp.	1,637,100
26,000	Norfolk Southern Corp.	1,721,460
17,000	Union Pacific Corp.	1,209,720
		4,568,280
	Trucking: 0.51%
15,000	Arkansas Best Corp.	505,350
25,000	YRC Worldwide, Inc. (a)	299,000
		804,350

	Total Transportation (Cost $8,023,884)	13,039,350
	TOTAL COMMON STOCKS (Cost $126,247,204)	152,053,368

	SHORT-TERM INVESTMENTS: 2.95%
	Money Market Funds: 2.95%
4,651,276	AIM STIT-STIC Prime Portfolio (Cost $4,651,276)	4,651,276

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 7.39%
11,650,160	AIM STIT-STIC Prime Portfolio (Cost $11,650,160)	11,650,160

	Total Investments (Cost $142,548,640): 106.87%	168,354,804
	Liabilities in Excess of Other Assets: (6.87%)	(10,827,974)
	Net Assets: 100.00%	$157,526,830

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $11,422,448 at September 30, 2008.
(d) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
		Smith-Midland Corp.
Beginning Shares		440,000
Beginning Cost		$454,448
Purchase Cost		—
Sales Cost		—
Ending Cost		$454,448
Ending Shares		440,000
Dividend Income		$—
Net Realized Gain/(Loss)		$—

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$ 142,644,383
Gross unrealized appreciation	$ 47,508,141
Gross unrealized depreciation	(21,797,720)
Net unrealized appreciation	$ 25,710,421

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$168,354,804	$168,354,804	$ —	$ —
Total	$168,354,804	$168,354,804	$ —	$ —

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.03%

	COMMERCIAL SERVICES - 1.10%
	Miscellaneous Commercial Services - 1.10%
13,000	IKON Office Solutions, Inc.	$221,130
	Total Commercial Services (Cost $135,847)	221,130

	COMMUNICATIONS - 1.36%
	Major Telecommunications - 1.36%
6,000	AT&T, Inc.	167,520
3,300	Verizon Communications, Inc.	105,897
	Total Communications (Cost $229,187)	273,417

	CONSUMER DURABLES - 6.56%
	Automotive Aftermarket - 0.24%
5,500	Cooper Tire & Rubber Co.	47,300
	Electronics/Appliances - 1.23%
4,000	Eastman Kodak Co.	61,520
2,500	National Presto Industries, Inc.	186,250
		247,770
	Home Furnishings - 0.46%
5,300	Newell Rubbermaid, Inc.	91,478
	Homebuilding - 1.63%
4,400	D.R. Horton, Inc.	57,288
1,900	KB Home	37,392
2,700	Lennar Corp. - Class A	41,013
1,950	M.D.C. Holdings, Inc.	71,350
7,000	Orleans Homebuilders, Inc.	28,350
3,000	Pulte Homes, Inc.	41,910
1,900	Ryland Group, Inc.	50,388
		327,691
	Motor Vehicles - 0.99%
2,100	Harley-Davidson, Inc.	78,330
1,400	Toyota Motor Corp. - ADR	120,120
		198,450
	Other Consumer Specialties - 0.45%
1,585	Fortune Brands, Inc.	90,916
	Recreational Products - 1.56%
3,300	Brunswick Corp.	42,207
9,000	Callaway Golf Co.	126,630
8,000	Mattel, Inc.	144,320
		313,157

	Total Consumer Durables (Cost $1,903,133)	1,316,762

	CONSUMER NON-DURABLES - 5.84%
	Apparel/Footwear - 1.09%
4,000	Kenneth Cole Productions, Inc.	58,800
2,400	Nike, Inc. - Class B	160,560
		219,360
	Beverages: Alcoholic - 0.78%
2,400	Anheuser-Busch Companies, Inc.	155,712
	Beverages: Non-Alcoholic - 0.79%
3,000	Coca-Cola Co.	158,640
	Food: Major Diversified - 0.57%
1,159	Kraft Foods, Inc. - Class A	37,957
6,000	Sara Lee Corp.	75,780
		113,737
	Household/Personal Care - 1.38%
2,200	Colgate-Palmolive Co.	165,770
1,585	Procter & Gamble Co.	110,459
		276,229
	Tobacco - 1.23%
1,675	Altria Group, Inc.	33,232
1,675	Philip Morris International Inc.	80,567
2,000	UST, Inc.	133,080
		246,879

	Total Consumer Non-Durables (Cost $926,318)	1,170,557

	CONSUMER SERVICES - 3.29%
	Casinos/Gaming - 0.43%
5,000	International Game Technology	85,900
	Media Conglomerates - 1.16%
6,000	Time Warner, Inc.	78,660
5,000	Walt Disney Co.	153,450
		232,110
	Other Consumer Services - 0.56%
5,000	H & R Block, Inc.	113,750
	Restaurants - 1.14%
3,700	McDonald's Corp.	228,290

	Total Consumer Services (Cost $618,754)	660,050

	DISTRIBUTION SERVICES - 1.14%
	Electronics Distributors - 0.34%
9,000	Wayside Technology Group, Inc.	67,680
	Medical Distributors - 0.80%
3,000	McKesson Corp.	161,430

	Total Distribution Services (Cost $191,342)	229,110

	ELECTRONIC TECHNOLOGY - 14.09%
	Aerospace & Defense - 3.70%
1,925	American Science and Engineering, Inc.	114,980
6,900	Applied Signal Technology, Inc.	119,922
2,300	Boeing Co.	131,905
5,500	Kaman Corp. - Class A	156,640
2,000	Lockheed Martin Corp.	219,340
		742,787
	Computer Peripherals - 0.38%
6,200	Seagate Technology (a)	75,144
	Computer Processing Hardware - 1.04%
4,500	Hewlett Packard Co.	208,080

	Electronic Components - 0.70%
9,700	AVX Corp.	98,843
4,400	Jabil Circuit, Inc.	41,976
		140,819
	Electronic Equipment/Instruments - 0.90%
11,782	AU Optronics Corp. - ADR	133,844
5,700	Nam Tai Electronics, Inc. (a)	46,569
		180,413
	Electronic Production Equipment - 2.21%
8,500	Applied Materials, Inc.	128,605
5,000	Cognex Corp.	100,800
7,500	Cohu, Inc.	118,650
3,000	KLA-Tencor Corp.	94,950
		443,005
	Semiconductors - 3.17%
3,200	Analog Devices, Inc.	84,320
5,600	Intel Corp.	104,888
7,100	National Semiconductor Corp.	122,191
10,922	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	102,339
5,200	Texas Instruments, Inc.	111,800
4,700	Xilinx, Inc.	110,215
		635,753
	Telecommunications Equipment - 1.99%
7,000	ADTRAN, Inc.	136,430
6,500	Nokia Corp. - ADR	121,225
3,300	QUALCOMM, Inc.	141,801
		399,456

	Total Electronic Technology (Cost $2,708,378)	2,825,457

	ENERGY MINERALS - 8.38%
	Integrated Oil - 4.14%
2,200	Chevron Corp.	181,456
2,800	ConocoPhillips	205,100
2,400	Exxon Mobil Corp.	186,384
1,200	Hess Corp.	98,496
4,000	Marathon Oil Corp.	159,480
		830,916
	Oil & Gas Production - 3.63%
2,800	Anadarko Petroleum Corp.	135,828
1,400	Apache Corp.	145,992
3,500	Chesapeake Energy Corp.	125,510
2,000	Devon Energy Corp.	182,400
2,500	Noble Energy, Inc.	138,975
		728,705
	Oil Refining/Marketing - 0.61%
4,000	Valero Energy Corp.	121,200

	Total Energy Minerals (Cost $1,015,492)	1,680,821

	FINANCE - 11.74%
	Finance/Rental/Leasing - 1.40%
13,000	Advanta Corp. - Class B	106,990
2,800	Ryder System, Inc.	173,600
		280,590
	Financial Conglomerates - 1.19%
3,200	Citigroup Inc.	65,632
3,700	JPMorgan Chase & Co.	172,790
		238,422
	Investment Banks/Brokers - 1.28%
1,150	Goldman Sachs Group, Inc.	147,200
2,500	Merrill Lynch & Co., Inc.	63,250
2,000	Morgan Stanley	46,000
		256,450
	Life/Health Insurance - 0.81%
6,500	UnumProvident Corp.	163,150
	Major Banks - 1.66%
5,504	Bank of America Corp.	192,640
3,500	BB&T Corp.	132,300
2,100	Wachovia Corp.	7,350
		332,290
	Multi-Line Insurance - 0.37%
1,800	Hartford Financial Services Group, Inc.	73,782
	Property/Casualty Insurance - 4.14%
2,400	Allstate Corp.	110,688
5,850	American Financial Group, Inc.	172,575
3,000	Chubb Corp.	164,700
3,300	Endurance Specialty Holdings Ltd. (a)	102,036
3,300	Travelers Companies, Inc.	149,160
5,625	W.R. Berkley Corp.	132,469
		831,628
	Real Estate Investment Trusts - 0.71%
13,000	Capstead Mortgage Corp.	142,350
	Regional Banks - 0.18%
3,000	Fifth Third Bancorp	35,700

	Total Finance (Cost $2,448,670)	2,354,362

	HEALTH TECHNOLOGY - 6.97%
	Medical Specialties - 1.69%
3,500	Baxter International, Inc.	229,705
2,200	Medtronic, Inc.	110,220
		339,925
	Pharmaceuticals: Major - 5.28%
2,800	Abbott Laboratories	161,224
5,050	Bristol-Myers Squibb Co.	105,292
2,500	Eli Lilly & Co.	110,075
2,300	GlaxoSmithKline plc - ADR	99,958
1,900	Johnson & Johnson	131,632
3,900	Merck & Co., Inc.	123,084
2,500	Novartis AG - ADR	132,100
5,000	Pfizer, Inc.	92,200
2,800	Wyeth	103,432
		1,058,997

	Total Health Technology (Cost $1,310,237)	1,398,922

	INDUSTRIAL SERVICES - 2.26%
	Contract Drilling - 0.46%
3,050	Rowan Companies, Inc.	93,178
	Environmental Services - 1.32%
6,400	American Ecology Corp.	177,088
2,800	Waste Management, Inc.	88,172
		265,260
	Oilfield Services/Equipment - 0.48%
2,950	Halliburton Co.	95,550

	Total Industrial Services (Cost $413,513)	453,988

	NON-ENERGY MINERALS - 3.93%
	Aluminum - 0.51%
4,500	Alcoa, Inc.	101,610
	Construction Materials - 0.69%
1,000	Ameron International Corp.	71,650
3,000	Eagle Materials, Inc.	67,110
		138,760
	Other Metals/Minerals - 0.75%
2,900	BHP Billiton Ltd. - ADR	150,771
	Precious Metals - 0.92%
1,800	Freeport-McMoRan Copper & Gold, Inc.	102,330
10,000	Yamana Gold, Inc. (a)	83,300
		185,630
	Steel - 1.06%
3,200	Nucor Corp.	126,400
1,100	United States Steel Corp.	85,371
		211,771

	Total Non-Energy Minerals (Cost $709,865)	788,542

	PROCESS INDUSTRIES - 2.79%
	Agricultural Commodities/Milling - 0.49%
4,500	Archer-Daniels-Midland Co.	98,595
	Chemicals: Major Diversified - 0.97%
2,700	Dow Chemical Co.	85,806
2,700	E.I. Du Pont de Nemours and Co.	108,810
		194,616
	Chemicals: Specialty - 0.29%
2,000	Ashland, Inc.	58,480
	Industrial Specialties - 0.58%
6,000	Olin Corp.	116,400
	Pulp & Paper - 0.46%
3,500	International Paper Co.	91,630

	Total Process Industries (Cost $682,710)	559,721

	PRODUCER MANUFACTURING - 7.72%
	Auto Parts: O.E.M. - 1.52%
9,000	ArvinMeritor, Inc.	117,360
1,800	Eaton Corp.	101,124
4,500	Superior Industries International, Inc	86,220
		304,704
	Industrial Conglomerates - 1.31%
1,500	3M Co.	102,465
3,000	General Electric Co.	76,500
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	83,380
		262,345
	Metal Fabrication - 1.20%
7,334	Insteel Industries, Inc.	99,669
5,000	Timken Co.	141,750
		241,419
	Trucks/Construction/Farm Machinery - 3.69%
2,600	Caterpillar, Inc.	154,960
3,000	Cummins, Inc.	131,160
2,000	Deere & Co.	99,000
2,500	Joy Global, Inc.	112,850
6,300	Tata Motors Ltd. - ADR	48,258
7,500	Trinity Industries, Inc.	192,975
		739,203

	Total Producer Manufacturing (Cost $1,431,961)	1,547,671

	RETAIL TRADE - 5.63%
	Apparel/Footwear Retail - 2.14%
2,000	Abercrombie & Fitch Co. - Class A	78,900
9,000	American Eagle Outfitters, Inc.	137,250
5,500	Gap Inc.	97,790
4,000	Nordstrom, Inc.	115,280
		429,220
	Department Stores - 0.43%
2,600	J.C. Penney Company, Inc.	86,684
	Discount Stores - 1.55%
4,100	Family Dollar Stores, Inc.	97,170
1,700	Target Corp.	83,385
2,170	Wal-Mart Stores, Inc.	129,961
		310,516
	Electronics/Appliances Stores - 0.70%
3,750	Best Buy Co., Inc.	140,625
	Home Improvement Chains - 0.45%
3,500	Home Depot, Inc.	90,615
	Specialty Stores - 0.36%
1,950	OfficeMax, Inc.	17,336
3,400	Williams-Sonoma, Inc.	55,012
		72,348

	Total Retail Trade (Cost $1,305,615)	1,130,008

	TECHNOLOGY SERVICES - 2.40%
	Information Technology Services - 1.38%
23,000	American Software, Inc. - Class A	125,350
1,300	International Business Machines Corp.	152,048
		277,398
	Internet Software/Services - 0.35%
7,500	United Online, Inc.	70,575
	Packaged Software - 0.67%
5,000	Microsoft Corp.	133,450

	Total Technology Services (Cost $486,608)	481,423

	TRANSPORTATION - 11.39%
	Air Freight/Couriers - 0.44%
1,400	United Parcel Service, Inc. - Class B	88,046
	Airlines - 0.52%
6,500	SkyWest, Inc.	103,870
	Marine Shipping - 5.37%
2,600	Dryships, Inc. (a)	92,274
2,500	Frontline Ltd. (a)	120,175
3,300	General Maritime Corp. (a)	64,284
3,200	Nordic American Tanker Shipping Ltd. (a)	102,592
2,000	Overseas Shipholding Group, Inc.	116,620
5,642	Ship Finance International Ltd. (a)	121,642
3,250	Teekay Shipping Corp. (a)	85,735
3,000	Tidewater, Inc.	166,080
7,000	Tsakos Energy Navigation Ltd. (a)	207,620
		1,077,022
	Railroads - 4.01%
2,000	Burlington Northern Santa Fe Corp.	184,860
3,200	CSX Corp.	174,624
3,500	Norfolk Southern Corp.	231,735
3,000	Union Pacific Corp.	213,480
		804,699
	Trucking - 1.05%
3,500	Arkansas Best Corp.	117,915
2,800	J.B. Hunt Transport Services, Inc.	93,436
		211,351

	Total Transportation (Cost $1,711,156)	2,284,988

	UTILITIES - 0.44%
	Electric Utilities - 0.44%
5,000	Duke Energy Corp.	87,150

	Total Utilities (Cost $101,030)	87,150

	Total Common Stocks (Cost $18,329,816)	19,464,079

	SHORT-TERM INVESTMENTS - 2.14%
	Money Market Funds - 2.14%
430,267	AIM STIT-STIC Prime Portfolio (Cost $430,267)	430,267

	Total Investments in Securities (Cost $18,760,083) - 99.17%	19,894,346
	Other Assets in Excess of Liabilities - 0.83%	166,529
	Net Assets - 100.00%	$20,060,875

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$18,760,083
Gross unrealized appreciation	$4,025,573
Gross unrealized depreciation	(2,891,310)
Net unrealized appreciation	$1,134,263

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$19,894,346	$19,894,346	$ —	$ —
Total	$19,894,346	$19,894,346	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/12/2008

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/12/2008

* Print the name and title of each signing officer under his or her signature.